Ticker Symbols
	Investor Class	Institutional Class	IS Class
Jackson Square All-Cap Growth Fund	[Not available for purchase]
Jackson Square Global Growth Fund	[Not available for purchase]
Jackson Square Large-Cap Growth Fund	[Not available for purchase]
Jackson Square Select 20 Growth Fund	[Not available for purchase]
Jackson Square SMID-Cap Growth Fund	[Not available for purchase]	JSMTX	[Not available for purchase]

Prospectus

March 29, 2016,
As Revised July 5, 2016

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Jackson Square Partners Funds
Series of Managed Portfolio Series (the “Trust”)

Summary Sections

All-Cap Growth Fund

Investment Objective
The Jackson Square All-Cap Growth Fund (the “Fund” or the “All-Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	0.65%	0.65%	0.65%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses (1)	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	1.74%	1.49%	1.39%
Less: Fee Waiver (2)	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver (2)	1.25%	1.00%	0.90%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees /expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Fund’s Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$127	$450
Institutional Class	$102	$372
IS Class	$92	$341

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies
The Fund is diversified and invests primarily in common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value.  The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.
Table of Contents - Prospectus

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk.  Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.
Table of Contents - Prospectus

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid.  Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security.  Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.  Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception:

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst
Ian D. Ferry	Portfolio Manager, Equity Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Equity Analyst
Gregory M. Heywood, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Table of Contents - Prospectus

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square All-Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 844-577-3863 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Global Growth Fund

Investment Objective
The Jackson Square Global Growth Fund (the “Fund” or the “Global Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	0.80%	0.80%	0.80%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses (1)	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.95%	1.70%	1.60%
Less: Fee Waiver (2)	(0.55)%	(0.55)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver (2)	1.40%	1.15%	1.05%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to may reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.05% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees /expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Fund’s Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$143	$503
Institutional Class	$117	$425
IS Class	$107	$394

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.
Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented U.S. and non-U.S. companies of any size, which may include companies located or operating in developed, emerging, or frontier markets, that the Adviser believes have long-term capital appreciation potential and may grow faster than the global economy.  Under normal circumstances, the Fund will invest at least 40% of its net assets in non-U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), and it will invest in equity securities of issuers located in at least 3 different countries including the U.S.  Subject to this limitation, there is no further limit on the amount of the Fund’s total assets that may be invested in a single country.  Although the Fund can invest in companies from any country, it will invest mainly in countries with developed economies.  The Fund will limit its investments in securities listed in emerging market and frontier market countries to a maximum of 30% of its total assets and typically substantially less.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

The Fund tends to hold a relatively focused portfolio of between 25 and 50 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.  Although the Fund may invest in companies of any size, the Fund will primarily invest in mid- and large-cap companies.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Table of Contents - Prospectus

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Table of Contents - Prospectus

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception:
Table of Contents - Prospectus

Portfolio Managers	Title with JSP
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Equity Analyst
Gregory M. Heywood, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Global Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 844-577-3863 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan. Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Large-Cap Growth Fund

Investment Objective
The Jackson Square Large-Cap Growth Fund (the “Fund” or the “Large-Cap Growth Fund”) seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	0.55%	0.55%	0.55%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses (1)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.04%	0.79%	0.69%
Less: Fee Waiver (2)	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver (2)	0.99%	0.74%	0.64%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees /expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Fund’s Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$101	$ 321
Institutional Class	$76	$ 242
IS Class	$65	$ 210

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.
Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented, U.S. companies that the Adviser believes have capital appreciation potential and may grow faster than the U.S. economy.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which the Adviser defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Growth Index.  As of February 29, 2016, the capitalization range of the Russell 1000® Growth Index was between approximately $581 million and $536 billion.  This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  While the market capitalization range for the Russell 1000® Growth Index will change on a periodic basis, the Fund will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.  The Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent growth of intrinsic business value. The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Table of Contents - Prospectus

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Large-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Table of Contents - Prospectus

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid.  Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security.  Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception:
Table of Contents - Prospectus

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Large-Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 844-577-3863 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

Select 20 Growth Fund

Investment Objective
The Jackson Square Select 20 Growth Fund (the “Fund” or the “Select 20 Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	0.65%	0.65%	0.65%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses (1)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.00%	0.90%
Less: Fee Waiver (2)	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver (2)	1.22%	0.97%	0.87%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees /expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Fund’s Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$124	$ 390
Institutional Class	$99	$ 312
IS Class	$89	$ 281

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.
Table of Contents - Prospectus

Principal Investment Strategies
The Fund is non-diversified and generally invests in approximately 20 common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund will likely hold a more limited number of securities than many other mutual funds. The Adviser currently expects that the Fund will invest in no fewer than 15 and no more than 25 companies.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.
Table of Contents - Prospectus

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.
Table of Contents - Prospectus

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception:

Portfolio Managers	Title with JSP
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst

Table of Contents - Prospectus

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square Select 20 Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 844-577-3863 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

SMID-Cap Growth Fund

Investment Objective
The Jackson Square SMID-Cap Growth Fund (the “Fund” or the “SMID-Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	IS Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	IS Class
Management Fees	0.75%	0.75%	0.75%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses (1)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.27%	1.02%	0.92%
Less: Fee Waiver (2)	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver (2)	1.22%	0.97%	0.87%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Jackson Square Partners, LLC (the “Adviser” or “JSP”) has contractually agreed to reduce its management fees and reimburse the Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fees /expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Fund’s Prospectus.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$124	$ 393
Institutional Class	$99	$ 314
IS Class	$89	$ 283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.
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Principal Investment Strategies
The Fund is non-diversified and invests primarily in common stocks of growth-oriented companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by small-and mid-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The Adviser defines small-and mid-capitalization companies as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index.  As of February 29, 2016, the capitalization range of the Russell 2500® Growth Index was between approximately $13.3 million and $23 billion.  The Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more stocks depending on the Adviser’s assessment of the investment opportunities available.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

In addition, the Fund may invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Using a bottom-up approach in selecting securities for the Fund, the Adviser seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. The Adviser typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through the Adviser’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, the Adviser typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches the Adviser’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
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Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Small-Cap and Mid-Cap Companies Risk.  Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past, and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social, and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that are substantially smaller, less liquid, and more volatile with less government oversight than more developed countries.

Frontier Market Countries Risk.   Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Currency and Foreign Exchange Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries.

Forward Foreign Currency Risk.  The use of forward foreign currency exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.  The use of these investments as a hedging technique to reduce the Fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
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Depositary Receipts Risk.  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  The Fund may invest in unsponsored depositary receipts that are issued without an agreement with the company that issues the underlying foreign securities. Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity may have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and may also generally lower the value of a security. Market prices for such securities may be volatile.

Growth-Style Investing Risk.  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk. The Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories, which may reduce its diversification and result in increased volatility.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Jackson Square Partners, LLC is the Fund’s investment adviser.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have managed the Fund since its inception:
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Portfolio Managers	Title with JSP
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Jackson Square SMID-Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 844-577-3863 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objectives

Each of the All-Cap Growth Fund, Global Growth Fund, Select 20 Growth Fund and SMID-Cap Growth Fund seeks long-term capital appreciation. The Large-Cap Growth Fund seeks capital appreciation.  Each Fund’s investment objective is not fundamental and may be changed without the approval of a Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

All-Cap Growth Fund
The All-Cap Growth Fund is a diversified fund that invests primarily in common stocks of growth-oriented companies of any size that its Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund tends to hold a relatively focused portfolio of between 45 and 100 companies, although from time to time the Fund may hold fewer or more companies, depending on the Adviser’s assessment of the investment opportunities available.

Global Growth Fund
The Global Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented U.S. and non-U.S. companies of any size, which may include companies located or operating in developed, emerging, or frontier markets, that the Adviser believes have long-term capital appreciation potential and may grow faster than the global economy.  Under normal circumstances, the Global Growth Fund will invest at least 40% of its net assets in non-U.S. securities, and it will invest in equity securities of issuers located in at least 3 different countries including the U.S.  Subject to this limitation, there is no further limit on the amount of the Global Growth Fund’s total assets that may be invested in a single country.  Although the Fund can invest in companies from any country, it will invest mainly in countries with developed economies. The Global Growth Fund will limit its investments in securities listed in emerging market and frontier market countries to 30% of its total assets. The Fund tends to hold a relatively focused portfolio of between 25 and 50 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.  While the Global Growth Fund may invest in companies of any size, it will primarily invest in mid- and large-cap companies.

Large-Cap Growth Fund
The Large-Cap Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented, U.S. companies that the Adviser believes have capital appreciation potential and may grow faster than the U.S. economy.  Under normal circumstances, the Large-Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which the Adviser defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Growth Index.  As of February 29, 2016, the capitalization range of the Russell 1000® Growth Index was between approximately $581 million and $536 billion.  This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  While the market capitalization range for the Russell 1000® Growth Index will change on a periodic basis, the Fund will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.  The Large-Cap Growth Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

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Select 20 Growth Fund
The Select 20 Growth Fund is a non-diversified fund that generally invests in approximately 20 common stocks of growth-oriented companies of any size that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  The Fund will likely hold a more limited number of securities than many other mutual funds.  The Adviser currently expects that the Select 20 Growth Fund will invest in no fewer than 15 and no more than 25 companies.

SMID-Cap Growth Fund
The SMID-Cap Growth Fund is a non-diversified fund that invests primarily in common stocks of growth-oriented companies that the Adviser believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Under normal circumstances, the SMID-Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by small-and mid-capitalization companies.  This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders.  The Adviser defines small-and mid-capitalization companies as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index.  As of February 29, 2016, the capitalization range of the Russell 2500® Growth Index was between approximately $13.3 million and $23 billion.  The SMID-Cap Growth Fund tends to hold a relatively focused portfolio of between 25 and 35 companies,although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available.

Investment Strategies of the Funds
The Adviser researches individual companies, seeking to identify the securities and long-term market trends that it believes are the best investments for each Fund. Using a bottom-up approach, the Adviser looks for companies that it believes:

Have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value which are not recognized in the current market price for the security;

Demonstrate operational efficiency;

Have sophisticated return of capital policies and capital allocation; and

Have governance policies that tend to be favorable to shareholders.

All of these factors provide insight into the outlook for a company and help the Adviser to identify companies that it believes will exceed the market’s expectations for 1) key financial metrics and 2) sustainable competitive advantage.  The Adviser believes that sustainable free cash flow growth, if it occurs, tends to result in price appreciation for a company’s stock.  There are a number of catalysts that might increase a company’s potential for free cash flow growth. The Adviser’s disciplined, research-intensive selection process is designed to identify catalysts such as:

New, innovative and/or disruptive products;

Structural changes in the economy;

Management changes; or

Corporate restructurings.

Although each Fund generally holds a limited number of securities, the Adviser attempts to maintain a portfolio representing a number of different sectors and industries. The Adviser believes that this approach helps to minimize the impact that any one security or industry could have on a Fund if it were to experience a period of slow or declining growth.
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In addition, with exception to the Global Growth Fund, which will invest at least 40% of its net assets in non-U.S. securities, each Fund may invest up to 20% of its net assets in securities of non-U.S. issuers, which may include global depositary receipts (“GDRs”) and, without limitation, sponsored and unsponsored American depositary receipts (“ADRs”) that are actively traded in the United States, including issuers located in emerging and frontier markets.  The Fund determines that a market is an emerging market if it is included in the MSCI Emerging Markets Index; the MSCI Emerging Markets Index currently identifies Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates as emerging markets.  The Fund determines that a market is a frontier market if it is included in the MSCI Frontier Markets Index; the MSCI Frontier Markets Index currently identifies Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Kazakhstan, Lebanon, Lithuania, Mauritius, Morocco, Nigeria, Oman, Pakistan, Romania, Serbia, Slovenia, Sri Lanka, Tunisia and Vietnam as frontier markets.  To the extent a Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.  A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract).

The Funds may also invest in real estate investment trusts (“REITs”).  REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

Holdings are typically sold in response to an unexpected, negative fundamental change, including a change in management’s strategic direction, or where the holding reaches the Adviser’s estimate for its intrinsic value, or to make room in the portfolio for more attractive stocks.

Cash or Similar Investments and Temporary Strategies of the Funds
At the Adviser’s discretion, a Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in amounts up to 100% of its assets in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, discount notes and repurchase agreements.  To the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to not achieving your investment goals, you could lose all or a portion of your investment in the Funds.  The principal risks of investing in the Funds are:

General Market Risk (all Funds).  The net asset value and investment return of each Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Funds.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  Continuing market volatility may have adverse effects on the Funds.
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Management Risk (all Funds).  The ability of a Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis, asset allocation and portfolio management among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform other mutual funds with similar investment strategies.

Equity Securities Risk (all Funds).  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors, geographic markets or companies in which the Funds invest.  A Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Large-Cap Company Risk (All-Cap Growth Fund, Global Growth Fund, Large-Cap Growth Fund and Select 20 Growth Fund).  A Fund’s investments in larger, more established companies are subject to the risk that large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations or pricing for their common stock.

Mid-Cap and Small-Cap Companies Risk (All-Cap Growth Fund, Global Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund).  Mid-cap and small-cap companies, may not have the management experience, financial resources, product or business diversification and competitive strengths of large-cap companies.  In addition, such companies may have been recently organized and have little or no track record of success.  Therefore, their securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Their stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  As a result, if the Adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

REIT Risk (all Funds).  REITs have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.
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Foreign Securities Risk (all Funds).  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.  There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Emerging Markets Risk (all Funds). A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls or transfer restrictions; dependence on revenue from international aid; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, a Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Frontier Market Countries Risk (all Funds).  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally. The economies of frontier market countries may have low trading volumes and the potential for extreme price volatility and illiquidity.

Governments of many frontier market countries may exercise substantial influence over many aspects of the private sector or may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, and/or impose additional taxes on foreign investors.
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Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Funds. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments. Investing in local markets in frontier market countries may require the Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Funds.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Funds’ returns.

Banks in frontier market countries used to hold the Funds’ securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held by a foreign bank in the event of the bankruptcy of the bank.  Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Funds may be in jeopardy because of failures of or defects in the settlement systems.

Currency and Foreign Exchange Risk (all Funds). When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.  Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries. Certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Forward Foreign Currency Risk (all Funds). The successful use of forward foreign currency contracts will usually depend on the Adviser’s ability to accurately forecast currency exchange rate movements.  Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty.  While a Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Moreover, investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions.  For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.  Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund.  This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
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 Depositary Receipts Risk (all Funds).  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk (all Funds).  Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so that a Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that a Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.  It may be more difficult to value illiquid securities accurately.

Growth Stock Risk (all Funds).  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk (all Funds).  Each Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single security could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Non-Diversified Fund Risk (Global Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund).  The Funds are “non-diversified” and therefore are not required to meet certain diversification requirements under federal securities laws.  Each Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk (all Funds).  The Funds are new with no operating history and there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated by the Board of Trustees without shareholder approval if it determines it is in the best interest of shareholders.  The timing of any Fund liquidation may not be favorable to certain individual shareholders.
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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

Management of the Funds

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Jackson Square Partners, LLC located at 101 California Street, Suite 3750, San Francisco, California 94111.  Established in May 2014, the Adviser, a Delaware limited liability company, is an SEC-registered investment adviser that provides investment advisory services to separately managed accounts and pooled investment vehicles, including mutual funds, and as of December 31, 2015, has approximately $28.98 billion in assets under management of which approximately $2.78 billion is non-discretionary.  Under the Advisory Agreement, the Adviser manages the Funds’ investments subject to the supervision of the Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its Advisory Agreement.  For its services, the Funds pay the Adviser a monthly management fee that is calculated as a percentage of each Fund’s average daily net assets at the following annual rates:

Fund	Annual Management Fee
All-Cap Growth Fund	0.65%
Global Growth Fund	0.80%
Large-Cap Growth Fund	0.55%
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Funds, the Adviser has contractually agreed to reduce its management fees and reimburse each Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage/borrowing interest, other interest expense, taxes and extraordinary expenses) do not exceed the percentage of the average daily net assets of each Fund as set forth in the table below.  Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of each Fund’s Prospectus.

Fund	Expense Limitation
All-Cap Growth Fund	0.90%
Global Growth Fund	1.05%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

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A discussion regarding the basis of the Board of Trustees’ initial approval of the Advisory Agreement will be available in the semi-annual report to shareholders for the period ending October 31, 2016.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

The persons listed below serve as the primary portfolio managers for the Funds indicated.  Each Fund’s respective portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Jeffrey S. Van Harte, CFA
Chairman, Chief Investment Officer – All-Cap Growth Fund, Large-Cap Growth Fund and Select 20 Growth Fund
Jeffrey S. Van Harte has been a member of JSP since its inception in May 2014 as chairman and chief investment officer.  Prior to joining JSP, he was the chief investment officer of the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management, LLC.  Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.  Mr. Van Harte has been managing portfolios for 30 years, and he is a CFA Charterholder.

Christopher J. Bonavico, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund, Global Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund and SMID-Cap Growth
Christopher J. Bonavico has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware, and he is a CFA Charterholder.

Kenneth F. Broad, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund
Kenneth F. Broad has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. Mr. Broad received an MBA from the Anderson School of Management at the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.  He is a CFA Charterholder.
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Christopher M. Ericksen, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund and Large-Cap Growth Fund
Christopher M. Ericksen has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs [Asset Management], where he worked in investment banking and investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.  He is a CFA Charterholder.

Ian D. Ferry
Portfolio Manager, Equity Analyst — All-Cap Growth Fund
Ian D. Ferry has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from November 2011 to April 2014.  Prior to joining Delaware Investments, he was an equity research analyst with Fidelity from August 2010 to October 2011.  Before that, he completed an internship as an analyst with Carlson Capital in summer 2009.  Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts.  Mr. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He received an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania in 2010 and a bachelor’s degree in finance from Tulane University.

Patrick G. Fortier, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund and Global Growth Fund
Patrick G. Fortier has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky, and he is a CFA Charterholder.

Gregory M. Heywood, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund and Global Growth Fund
Gregory M. Heywood has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, LLC.  Before joining Transamerica in 2004, he worked for Wells Capital Management from 2003 to 2004 as a senior analyst and for Montgomery Asset Management from 1996 to 2003, where he was responsible for emerging market equity research.  From 1993 to 1995, he was an analyst at Globalvest Management and Valuevest Management, where he researched emerging market and developed international market companies. Mr. Heywood received a bachelor’s degree in economics from the University of California at Berkeley and an MBA in finance from the Hass School of Business at the University of California at Berkeley.  He is a CFA Charterholder.
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Daniel J. Prislin, CFA
Portfolio Manager, Equity Analyst — All-Cap Growth Fund, Large-Cap Growth Fund and Select 20 Growth Fund
Daniel J. Prislin has been a member of JSP since its inception in May 2014 as a portfolio manager and equity analyst.  Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from April 2005 to April 2014.  Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, LLC, where he managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA from the Hass School of Business at the University of California at Berkeley and a bachelor’s degree in business administration from the University of California at Berkeley.  He is a CFA Charterholder.

The Funds’ Statement of Additional Information (the “SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio managers’ ownership of Fund shares.

Similarly Managed Account Performance

As of the date of this Prospectus, the Funds have been recently organized and have no performance record of their own.  The performance information presented below is not that of the Funds, should not be considered a substitute for the Funds’ own performance, and should not be considered indicative of the Funds’ future performance.

The tables below provide the past performance of a composite of all client accounts managed by the Adviser on a fully discretionary basis with substantially similar objectives, policies and strategies employed by the Adviser to manage each Fund (each a “Composite”).  The accounts comprising each Composite are managed by the respective Fund’s portfolio managers.

The tables below present supplemental performance information for each Composite as a whole. Because of the similarities between the investment objectives, policies and strategies of each Fund and its corresponding Composite, this information may help provide an indication of a Fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the corresponding Fund, and you should not assume that the Fund or the Composite will have the same performance in the future.  Each Composite includes all of the accounts managed by the portfolio managers that have investment objectives, policies and strategies that are substantially similar to those of the corresponding Fund.

The Composite returns were prepared by the Adviser, consistent with the SEC’s standardized methodology, on a total return basis and include realized and unrealized gains or losses plus accrued income and the reinvestment of all dividends and interest.  All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the accounts, without provision for Federal or state income taxes.  Custodial fees, if any, were not included in the calculations.  The tables also show the total return for a broad-based securities market index for the periods indicated.

The client accounts comprising each Composite are not subject to the same types of expenses incurred by the Funds, including service fees for fund administration, transfer agency, fund accounting, and audit fees, federal and state registration fees, and other various expenses.  The client accounts are also not subject to certain investment limitations, diversification requirements and other restrictions imposed on the Funds by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The performance results of each Composite would have been lower if the client accounts included in the Composite had been subject to the Funds’ expenses or had been regulated as investment companies under Federal securities laws.

The following tables show the returns of each Composite for the periods indicated.  This performance data is for the Composites and does not reflect the performance results of the Funds.  This performance data should not be considered indicative of the Funds’ future performance.

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All-Cap Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 5/31/2005
All-Cap Growth Equity Composite (Net of Fees) [1]	-7.53%	0.50%	12.35%	8.57%	10.27%
Russell 3000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-6.06%	5.09%	13.30%	8.49%	8.71%
[1]
The All-Cap Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the All-Cap Growth Equity Composite at the Adviser since May 1, 2014.

[2]
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

Focus Global Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Since Inception 12/31/2008
Focus Global Growth Equity Composite (Net of Fees) [1]	-8.16%	0.25%	8.55%	16.00%
MSCI All Country World Index[2] (reflects no deduction for fees, expenses or taxes)	-6.68%	-2.36%	6.09%	10.71%
[1]
The Focus Global Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Focus Global Growth Equity Composite at the Adviser since May 1, 2014.

[2]	The MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Large-Cap Growth Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
Large Cap Growth Composite [1] (Net of Fees)	-7.87%	5.54%	15.34%	8.32%	9.85%
Russell 1000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-5.62%	5.67%	13.53%	8.53%	9.12%
[1]
The Large-Cap Growth Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Large-Cap Growth Composite at the Adviser since May 1, 2014.

[2]
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with higher growth earning potential as defined by Russell's leading style methodology.

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Select 20 Growth Equity Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
Select 20 Growth Equity Composite (Net of Fees) [1]	-8.68%	4.85%	14.82%	8.96%	10.86%
Russell 3000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-6.06%	5.09%	13.30%	8.49%	9.14%
[1]
The Select 20 Growth Equity Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the Select 20 Growth Equity Composite at the Adviser since May 1, 2014.

[2]
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell's leading style methodology.

SMID-Cap Growth Composite - Total Annualized Returns

		For the Periods Ended December 31, 2015
	Year-to-Date (2/29/2016)	One Year	Five Years	Ten Years	Since Inception 4/30/2005
SMID-Cap Growth – Focus Equity Composite (Net of Fees) [1]	-3.83%	7.58%	13.48%	11.91%	14.37%
Russell 2500® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	-9.62%	-0.19%	11.43%	8.49%	9.76%
[1]
The SMID-Cap Growth Composite performance, characteristics and portfolio information for the time period preceding May 1, 2014 represent results achieved by the Jackson Square team at Delaware Investments.  The Adviser was established as a registered investment adviser on May 1, 2014, and the same investment professionals who comprised the Jackson Square team at Delaware Investments have been continually responsible for the performance of the SMID-Cap Growth Composite at the Adviser since May 1, 2014.

[2]
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Shareholder Information

Pricing of Fund Shares

The price of each class of a Fund’s shares is its net asset value (“NAV”).  The NAV of each class of shares is calculated by dividing the total value of the assets of each class, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect a Fund’s NAV.

Each Fund’s securities for which market quotations are readily available are generally valued at their market price.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.
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When fair value pricing is employed, the security prices that a Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

In the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Trust anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

Class Descriptions

The Funds offer three different share classes — Investor Class, Institutional Class, and IS Class.  Sales charges and fees vary between the Funds’ classes.  All of the Funds’ share classes are available directly through the Funds’ Transfer Agent and certain share classes may be available through select financial intermediaries.  You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase.  Please review the “Fees and Expenses of the Fund” sections of this prospectus and the information below before investing.  Consult with your financial intermediary to help you determine which class is most appropriate for you, subject to platform availability.

Investor Class Shares

Investor Class shares are purchased with no upfront sales charge so the full amount of your purchase is invested in the Funds.  Investor Class shares are subject to annual Distribution and Service (Rule 12b-1) Fees of up to 0.25% of the average daily net assets of the Investor Class shares.  See “Rule 12b-1 Distribution Fees” and “Shareholder Service Plan Fees” below for further information.  Investor Class shares may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment for Institutional Class shares described below.  To inquire about converting your Investor Class shares to Institutional Class shares, please contact your financial intermediary or the Funds at 844-577-3863.

Institutional Class shares

Institutional Class shares are purchased with no upfront sales charge so the full amount of your purchase is invested in the Funds.  Institutional Class shares are not subject to annual Distribution and Service (Rule 12b-1) Fees.
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The Institutional Class is generally limited to institutional investors and/or certain other designated individuals or programs at the discretion of the Adviser, including the following:

•
Clients of financial intermediaries that have an agreement in place with Quasar Distributors, LLC (the “Distributor”) or its affiliates who charge clients an ongoing fee for advisory, investment, consulting or similar services;

•	Clients of financial intermediaries that have an agreement in place with the Distributor or its affiliates that charge their clients transaction fees with respect to their investments in the Funds;

•	Individuals and institutional investors such as defined benefit plans, foundations or endowments, that meet the minimum initial investment set by the Fund;

•	Institutions and individuals that use trust departments or family/multi-family offices that exercise investment discretion;

•
Certain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457 of the Internal Revenue Code, or qualified under Section 401, of the Internal Revenue Code;

•	Certain qualified plans under Section 529 of the Internal Revenue Code;

•	Certain insurance related products that have an agreement in place with the Distributor or its affiliates;

•	Certain advisory accounts of the Adviser or its affiliates;

•
Trustees and officers of the Trust; directors, officers and employees of the Adviser and its affiliates (including the spouse, life partner, or minor children under 21 of any such person); any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person; and

•	Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Adviser or its affiliates.

At the time you purchase shares of a Fund, you should inform your financial intermediary or the Transfer Agent of your qualifications to invest in Institutional Class shares.  Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  The minimum initial investment for Institutional Class shares may be waived or reduced by the Adviser at any time.  In addition, the Adviser may, in its sole discretion, accept investment in Institutional Class shares from purchasers not listed above.

IS Class shares

IS Class shares are offered to the following investors, provided that these investors do not require the Funds or an affiliate of the Funds (including the Funds’ Adviser and any affiliate of the Adviser) to make or pay any type of servicing, administrative, or revenue sharing payments with respect to IS Shares:
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•	Directors, officers and employees of the Adviser and its affiliates (including the spouse, life partner, or minor children under 21 of any such person);

•	Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Adviser or its affiliates;

•
Qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby IS Shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator);

•	Bank and trust companies;

•	Insurance companies;

•	Registered investment companies;

•	Non-qualified deferred compensation plans; and

•	Other institutional investors (subject to the Adviser’s determination of eligibility) that:

o	Meet the minimum initial investment requirement for IS Class shares; and

o	Hold interests in the Fund through a single plan level account held directly through the Fund and not traded through an intermediary.

If the value of your account falls below the minimum initial investment requirements for IS Class shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary redemption, as applicable (see “The Funds’ Right to Redeem an Account” section for more information). You will be notified prior to any such redemptions.  The minimum initial investment for IS Class Shares may be waived or reduced by the Adviser at any time.  In addition, the Adviser may, in its sole discretion, accept investment in IS Class shares from purchasers not listed above.

Rule 12b-1 Distribution and Service Fees

The Trust has adopted a Rule 12b-1 Plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an annual fee of up to 0.25% of the average daily net assets of the Investor Class. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the Distribution and Service (12b-1) Fees are paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
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Shareholder Servicing Plan Fees

The Trust has adopted a Shareholder Servicing Plan under which the Investor and Institutional Class of each Fund may pay a shareholder servicing fee of up to 0.10% of the class’ respective average daily net assets for non-distribution personal shareholder services provided to the Fund by financial institutions, including the Adviser or its affiliates.  Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.

How to Purchase Fund Shares

Shares of each Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below). Shares may be purchased directly from the Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

Shares of the Funds have not been registered and are not offered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.
The Funds’ minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	IS Class
Minimum Initial Investment (non-IRA)	$2,500	$1,000,000	$10,000,000
Minimum Initial Investment (IRA)	$1,000	$1,000,000	$10,000,000
Subsequent Minimum Investment	$100	N/A	N/A

Although not limited to the list below,  the Adviser  may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:

•	Investors making purchases through financial intermediaries that aggregate customer accounts to accumulate the minimum initial investment;
•	Clients of financial intermediaries who charge clients an ongoing fee for advisory, investment, consulting or similar services;
•	Clients of financial intermediaries that charge their clients transaction fees with respect to their investments in the Funds;
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•	Financial institutions, corporations, trusts, endowments, foundations, estates, education, religious and charitable organizations;
•	Institutions or high net worth individuals using a trust or custodial platform;
•
Certain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457 of the Internal Revenue Code, or qualified under Section 401, of the Internal Revenue Code;

•	Certain qualified plans under Section 529 of the Internal Revenue Code, as amended;
•	Certain insurance related products;
•	Certain advisory accounts of the Adviser or its affiliates;
•	Trustees and Officers of the Trust; and
•	Employees (including their immediate families) of the Adviser or its affiliates.

The Adviser  reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Funds’ Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with them.

If you place an order for a Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on a Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, as determined by the Transfer Agent, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	The name of the Fund(s) to be purchased;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund(s) or a wire transfer received by the Fund(s).

An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.
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Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the NAV next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Funds’ Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 844-577-3863 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of the Fund(s)]
[Class of shares to be purchased]
[Shareholder Name/Account Registration]
[Shareholder Account Number]

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
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Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, and your account has been open for at least 15 calendar days, you may purchase additional shares by telephoning the Funds toll free at 844-577-3863.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100, provided you also meet the applicable investment minimums described above.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the NAV determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

Subsequent Investments.  Subject to the minimum investment amounts described above, you may add to your account at any time by purchasing shares by mail, by telephone or by wire.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You must call to notify the Funds at 844-577-3863 before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, each Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly or quarterly basis, from your checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, the appropriate section in the Account Application must be completed.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled withdrawal.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws and regulations, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 844-577-3863.

Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.
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How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will be processed on the next business day.

A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund to be redeemed;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Each Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
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Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, each Fund and/or the Transfer Agent reserve(s) the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 844-577-3863.  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.
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Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan.  Each Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request that a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.  This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 844-577-3863 for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance falls below the minimum investment requirements for the share class, other than as a result of a decline in the NAV of a Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  Each Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur taxes, brokerage commissions or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you may incur brokerage commissions or other charges in converting the securities to cash, and you will bear any market risks associated with such securities until they are converted into cash.
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Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Exchange Fund Shares
You may exchange all or a portion of your investment from a Fund to any other Fund in the Trust that the Adviser manages within the same class. Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Fund Shares,” unless the account qualifies for a waiver of the minimum initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transactions”).

Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Funds:

Regular Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Jackson Square Partners Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The written request must contain the following information:

•	Your account number;
•	The names of each Fund and Share Class you are exchanging;
•	The dollar amount or number of shares you want to sell (and exchange); and
•	A completed Account Application for the Fund into which you want to exchange if you desire different account privileges than those currently associated with your Fund account.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Exchanges by Telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may exchange your Fund shares by telephone at 844-577-3863.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.
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Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number(s);
•	The name in which your account is registered; and/or
•	The social security or taxpayer identification number under which the account is registered.

Dividends and Distributions

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received your request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at such Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise judgment in implementing these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
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Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at a Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences

Distributions of each Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains, and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent a Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.  The Funds intend to qualify each year and be treated as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Funds to avoid paying taxes at regular corporate rates on their income.  If for any taxable year a Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to such Fund’s expenses will reduce its performance and its income available for distribution to shareholders.
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Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by each Fund for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may be responsible for fraudulent telephone orders made to your account as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closing the Funds.  The Board of Trustees retains the right to close (or partially close) a Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, the Board of Trustees and in consultation with the Adviser may decide to close a Fund to new investors, all investors, or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
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Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 844-577-3863 to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Payments to Financial Intermediaries

Each Fund, or class thereof, may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for non-distribution personal shareholder services provided to its shareholders whose shares are held of record in omnibus accounts, other group accounts, or accounts traded through registered securities clearing agents. Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder sub-accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options.

The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Funds.  These payments are in addition to Rule 12b-1 and shareholder servicing plan fees paid by the Funds, if any, and are sometimes referred to as “revenue sharing.”  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Financial Highlights

Because the Funds have recently commenced operations, there are no financial highlights available at this time.
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Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California 94111

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104-5029

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
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PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Jackson Square Partners Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports, when available, will provide additional information about the Funds’ investments.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 844-577-3863, by visiting the Jackson Square Partners Funds’ website at www.JSPFunds.com or by writing to:

Jackson Square Partners Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling 202-551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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